As filed with the U.S. Securities and Exchange Commission on August 15, 2013

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 943	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 943	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	BENJAMIN J. HASKIN, ESQ. WILLKIE FARR & GALLAGHER LLP 1875 K STREET, N.W. WASHINGTON, D.C. 20006-1238	EDWARD BAER, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

Continuous

(August 15, 2013)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of iShares Trust:

iShares 2013 AMT-Free Muni Term ETF

iShares 2014 AMT-Free Muni Term ETF

iShares 2015 AMT-Free Muni Term ETF

iShares 2016 AMT-Free Muni Term ETF

iShares 2017 AMT-Free Muni Term ETF

iShares 2018 AMT-Free Muni Term ETF

iShares 2019 AMT-Free Muni Term ETF

iShares Asia 50 ETF

iShares Core S&P 500 ETF

iShares Core S&P Mid-Cap ETF

iShares Core S&P Small-Cap ETF

iShares Core S&P Total U.S. Stock Market ETF

iShares Emerging Markets Infrastructure ETF

iShares Europe ETF

iShares Global 100 ETF

iShares Global Clean Energy ETF

iShares Global Consumer Discretionary ETF

iShares Global Consumer Staples ETF

iShares Global Energy ETF

iShares Global Financials ETF

iShares Global Healthcare ETF

iShares Global Industrials ETF

iShares Global Infrastructure ETF

iShares Global Materials ETF

iShares Global Nuclear Energy ETF

iShares Global Tech ETF

iShares Global Telecom ETF

iShares Global Timber & Forestry ETF

iShares Global Utilities ETF

iShares India 50 ETF

iShares International Developed Property ETF

iShares International Preferred Stock ETF

iShares Japan Large-Cap ETF

iShares Latin America 40 ETF

iShares Micro-Cap ETF

iShares Nasdaq Biotechnology ETF

iShares Russell 1000 Growth ETF

iShares Russell 1000 ETF

iShares Russell 1000 Value ETF

iShares Russell 2000 Growth ETF

iShares Russell 2000 ETF

iShares Russell 2000 Value ETF

iShares Russell 3000 Growth ETF

iShares Russell 3000 ETF

iShares Russell 3000 Value ETF

iShares Russell Mid-Cap Growth ETF

iShares Russell Mid-Cap ETF

iShares Russell Mid-Cap Value ETF

iShares Russell Top 200 Growth ETF

iShares Russell Top 200 ETF

iShares Russell Top 200 Value ETF

iShares S&P 100 ETF

iShares S&P 500 Growth ETF

iShares S&P 500 Value ETF

iShares S&P Mid-Cap 400 Growth ETF

iShares S&P Mid-Cap 400 Value ETF

iShares S&P Small-Cap 600 Growth ETF

iShares S&P Small-Cap 600 Value ETF

iShares U.S. Preferred Stock ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 943 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 15th day of August, 2013.

iSHARES TRUST

By:
Michael Latham*
President and Trustee
Date: August 15, 2013

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 943 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Michael Latham*
President and Trustee
Date: August 15, 2013

John E. Martinez*
Trustee
Date: August 15, 2013

George G.C. Parker*
Trustee
Date: August 15, 2013

Cecilia H. Herbert*
Trustee
Date: August 15, 2013

Charles A. Hurty*
Trustee
Date: August 15, 2013

John E. Kerrigan*
Trustee
Date: August 15, 2013

Robert H. Silver*
Trustee
Date: August 15, 2013

Robert S. Kapito*
Trustee
Date: August 15, 2013

Madhav V. Rajan*
Trustee
Date: August 15, 2013

/s/ Jack Gee
Jack Gee
Treasurer
Date: August 15, 2013

/s/ Jack Gee
* By: Jack Gee
Attorney-in-fact
Date: August 15, 2013

*	Powers of Attorney, each dated June 11, 2013, for Michael Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 908, filed June 20, 2013.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase